Investments in Associates and Joint Ventures - Summary of Income from Equity Interests in Associates and Joint Ventures (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Associates and Joint Ventures [Line Items]
Net income	$ (33,379)	$ 38,606	$ 12,672
Other comprehensive income	221,367	172,600	21,917
Total comprehensive income for the year	187,988	211,206	34,589
Joint Ventures [member]
Disclosure of Associates and Joint Ventures [Line Items]
Net income	5,936	3,814	885
Other comprehensive income	20,419	4,414	628
Total comprehensive income for the year	26,355	8,228	1,513
Associates [member]
Disclosure of Associates and Joint Ventures [Line Items]
Net income	2,032	1,025	543
Other comprehensive income	1,764	406	34
Total comprehensive income for the year	$ 3,796	$ 1,431	$ 577